Short term notes convertible into common shares (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Short term notes convertible into common shares
Short term notes convertible into common shares at an amount	$ 48,150	$ 743,278
Discount range of average trading prices	60.00%
Closing share price as on date	$ 0.24	$ 0.22
Discount range of average trading prices minimum		50.00%
Discount range of average trading prices maximum		65.00%